Annual Total Returns (Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares Institutional) (Vanguard FTSE All-World ex-US Small-Cap Index Fund, Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares)
12 Months Ended
Oct. 31, 2014
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Annual Total Return
2014	(4.65%)
2013	17.72%
2012	19.14%
2011	(18.90%)
2010	25.30%